UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from February 1, 2026 to February 28, 2026

Commission File Number of issuing entity: 333-259868-07

Central Index Key Number of issuing entity: 0001984199

TOYOTA AUTO RECEIVABLES 2023-C OWNER TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-259868

Central Index Key Number of depositor: 0001131131

TOYOTA AUTO FINANCE RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000834071

TOYOTA MOTOR CREDIT CORPORATION

(Exact name of sponsor as specified in its charter)

Ellen L. Farrell, Esq., (469) 486-5280

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

95-3775816

(I.R.S. Employer Identification No.)

6565 Headquarters Drive, Plano, Texas 75024

(Address of principal executive offices of the issuing entity) (Zip Code)

(469) 486-9020

(Telephone number, including area code)

Not Applicable

(Former name or former address, if changed since last report)

Registered/reporting pursuant to (check one):

Title of class	Section 12 (b)	Section 12 (g)	Section 15 (d)	Name of exchange (If Section 12 (b))
Class A-1	☐	☐	☒	☐
Class A-2a	☐	☐	☒	☐
Class A-2b	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes ☒ No ☐

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that constitute the assets of Toyota Auto Receivables 2023-C Owner Trust for the distribution period commencing on February 1, 2026 and ending on February 28, 2026 (the “Distribution Period”) is set forth in the Monthly Servicer’s Certificate that is attached to this report as Exhibit 99.1, which Certificate is incorporated by reference herein.

Item 1A.	Asset-Level Information.

The Asset Data File and Asset Related Document filed as Exhibit 102 and Exhibit 103, respectively, to the Form ABS-EE filed by the issuing entity, Toyota Auto Receivables 2023-C Owner Trust, on March 27, 2026 (the “Filing Date”) are hereby incorporated by reference into this Form 10-D.

PART II – OTHER INFORMATION

Item 2.	Legal Proceedings.

The following paragraph is disclosure received from Wilmington Trust, National Association (“WTNA”), which serves as the owner trustee under the amended and restated trust agreement for Toyota Auto Receivables 2023-C Owner Trust.

On February 3, 2026, certain investors served WTNA with a civil complaint, filed in the Supreme Court of the State of New York, County of New York, for an unspecified amount of damages arising from alleged breaches of contract and duties related to WTNA’s roles as custodian and indenture trustee for certain Tricolor Holdings, LLC asset-backed securitization transactions. The plaintiffs generally assert causes of action related to WTNA’s purported failure to comply with certain provisions related to waterfall payments, servicing transition costs and post-event of default duties and related to WTNA’s purported failure to perform certain actions as custodian with respect to the related receivables. WTNA intends to vigorously defend itself against this legal action. WTNA does not believe that the ultimate resolution of this proceeding, or any other proceedings, would be material to the security holders.

Item 9.	Other Information.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Toyota Auto Receivables 2023-C Owner Trust for the Distribution Period. Toyota Motor Credit Corporation (Central Index Key Number: 0000834071), as securitizer, most recently filed a Form ABS-15G on February 9, 2026 with respect to all asset-backed securities sponsored by it, including those securities issued by Toyota Auto Receivables 2023-C Owner Trust.

Item 10.	Exhibits.

Exhibit 99.1	Monthly Servicer’s Certificate for the Distribution Period.

Exhibit 102	Asset Data File for the Distribution Period (Exhibit 102 to Form ABS-EE filed by Toyota Auto Receivables 2023-C Owner Trust with the SEC on the Filing Date is incorporated by reference herein).

Exhibit 103	Asset Related Document for the Distribution Period (Exhibit 103 to Form ABS-EE filed by Toyota Auto Receivables 2023-C Owner Trust with the SEC on the Filing Date is incorporated by reference herein).

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Toyota Auto Finance Receivables LLC (Depositor)

Date: March 27, 2026	/s/ Stephen Bishop
Stephen Bishop
Secretary